Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	$ 168,207	$ 71,201	$ 320,176	$ 232,349
Sierrita Gas Pipeline LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	88,799	16,171	117,552	97,616
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	17,968	18,813	39,224	21,014
Other, net
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	22,365	20,555	68,493	62,564
Texas Frontera, LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	20,665	3,568	51,904	10,824
Frontera Brownsville, LLC
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	7,105	9,628	8,728	17,056
CH 4 Energía, S.A. de C.V.
Disclosure of Investments in Associates and Other [Line Items]
Profit sharing in joint ventures and associates, net	$ 11,305	$ 2,466	$ 34,275	$ 23,275